Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 9 – Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2024	December 31, 2023
Property and equipment
Buildings and improvements	$1,037,185	$1,065,953
Computer and office equipment	369,501	1,250,616
Revenue equipment – trucking	7,020,970	7,966,706
Subtotal	8,427,656	10,283,275
Less: accumulated depreciation	(7,698,508)	(8,820,480)
Property and equipment, net	$729,148	$1,462,795

Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 was $804,918, $878,565 and $2,193,898, respectively. For the year ended December 31, 2024, the Company disposed revenue equipment with cost of $656,582 and accumulated depreciation of $615,332 for proceeds of $33,306 resulting in disposal loss of $7,944. For the year ended December 31, 2023, the Company disposed revenue equipment with cost of $1,545,903 and accumulated depreciation of $1,545,903 for proceeds of $89,950 resulting in disposal gain of $89,950.

Revenue equipment under capital leases

The Company leased its revenue equipment from third parties with terms of approximately 24 to 36 months and account for as a capital lease. As of December 31, 2024, carrying value and accumulated depreciation of the revenue equipment under capital leases recorded by the Company were $nil and $nil, respectively. As of December 31, 2023, carrying value and accumulated depreciation of the revenue equipment under capital leases recorded by the Company were $9,529 and $64, respectively.